Property, Plant and Equipment, Net - Schedule of Composition of Property, Plant and Equipment (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 13,645	$ 6,186
Less - accumulated depreciation		(4,456)	(2,808)
Manufacturing plant in process	[1]		7,447
Property and equipment, net		9,189	10,825
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		2,150	2,142
Office, Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		284	280
Office, Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		41	41
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		3,723	3,723
Manufacturing Plant [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	[1]	$ 7,447

[1]	Validation process of the Manufacturing plant was finalized in April 2024. (Refer to note 2.h)